Non-current other receivables	12 Months Ended
Dec. 31, 2022
Non-current other receivables.
Non-current other receivables

14 Non-current other receivables

	2022	2021	2020
	$m	$m	$m
Prepayments	243	391	395
Accrued income	44	61	56
Retirement benefit scheme surpluses (Note 22)	90	–	–
Other receivables	458	443	269
Non-current other receivables	835	895	720

Prepayments include $nil (2021: $92m; 2020: $121m) in relation to our research collaboration with Moderna. Other receivables include $71m (2021: $44m; 2020: $56m) owed by FibroGen for promotional activity in China pursuant to the roxadustat collaboration.